Investment Strategy - Capital Advisors Growth Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in common stocks of domestic (U.S.) companies. The Fund may also invest in securities of foreign companies that are publicly traded in the U.S., including in American Depositary Receipts (“ADRs”). Under normal conditions, the Fund invests at least 65% of its total assets in common stocks of companies that the Advisor believes have the potential for long-term growth of capital.The Advisor uses the growth style of investing. Growth stocks are equity securities of companies that have or are expected to have above-average earnings growth.
The Fund buys and sells stocks based on the Advisor’s research, and focuses on characteristics that the Advisor believes allow a company to grow at an above-average rate for an extended period of time, including: dominant position within its industry; sustainable competitive advantage; shareholder oriented management philosophy; strong brand or franchise value; operating within a definable growing market; and strong research and development.
The Fund may also invest in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for long periods of time, and the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not realize as significant a gain as it would otherwise have, had it more fully invested.
The Fund will consider selling stocks in its portfolio when the stock reaches its target, fundamentals supporting the stock’s value deteriorate, and/or better investment alternatives exist.
The Fund may from time to time emphasize investments in certain sectors of the market. As of December 31, 2025, 41.5% of the Fund’s net assets were invested in the manufacturing sector.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests at least 65% of its total assets in common stocks of companies that the Advisor believes have the potential for long-term growth of capital.